Schedule of Debt Maturities (Details)	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
2023	$ 2,001,613
2024	3,317
2025	3,444
2026	3,575
2027	3,711
Thereafter	134,340
Long-Term Debt	$ 2,150,000